Deferred Tax Assets and Liabilities - Analysis of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 33,343	¥ 29,767
Deferred tax liabilities	(362)	(292)
After 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,236	6,607
Deferred tax liabilities	(258)	(248)
Within 1 year or on demand [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	25,107	23,160
Deferred tax liabilities	¥ (104)	¥ (44)